Restatement of Financial Statements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Disclosure Of Separate Financial Statements Text Block Abstract
Schedule of restated in the Consolidated Statements of Financial Position	The above restatement did not impact the total assets nor liabilities and did not impact the net equity as the share capital decreased by $2,705,253 and the deficit was reduced by the same amount.
	As originally filed	Adjustment	As Restated
ASSETS
Current
Cash	$1,179,694		$1,179,694
Trade and other receivables (Note 3)	1,111,123		1,111,123
Prepaid expenses	665,446		665,446
Inventory (Note 4)	3,564,040		3,564,040
Advance to suppliers	675,561		675,561
	7,195,864		7,195,864
Long term receivable	146,196		146,196
Right of use assets	811,966		811,966
Equipment	199,743		199,743
Intangible assets	7,481,391		7,481,391
Total assets	$15,835,160		$15,835,160

LIABILITIES AND SHAREHOLDERS' EQUITY
Current
Accounts payable and accrued liabilities	$2,111,174		$2,111,174
Deferred revenue	-		-
Lease obligations	294,359		294,359
Warrant liability (Note 6)	628,765		628,765
	3,034,298		3,034,298
Lease obligation	543,944		543,944
Total liabilities	3,578,242		3,578,242
Shareholders' equity
Share capital (Note 7)	79,626,690	(2,705,253)	76,921,437
Reserves (Note 7)	17,933,273		17,933,273
Accumulated other comprehensive loss	98,870		98,870
Deficit	(85,401,915)	2,705,253	(82,696,662)
	12,256,918	-	12,256,918
Total liabilities and shareholders' equity	$15,835,160	$-	$15,835,160

Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity
	As originally filed	Adjustment	As Restated
Revenue	$1,802,637		$1,802,637
Cost of sales (Note 8)	(1,306,120)		(1,306,120)
Gross profit	496,517		496,517

EXPENSES
Amortization and depreciation	401,640		401,640
Development expenses	53,985		53,985
Selling and marketing (Note 9)	1,003,365		1,003,365
General and administrative (Note 10)	1,392,430		1,392,430
Share-based payments (Note 7)	310,828		310,828
Total operating expenses	3,162,248		3,162,248

Net operating loss	(2,665,731)		(2,665,731)

OTHER EXPENSES
Finance expense (Note 11)	34,098		34,098
Foreign exchange	163		163
Change in fair value of convertible promissory note (Note 5)	-		-
Change in fair value of warrant liability (Note 6)	4,883,260	(2,705,253)	2,178,007
Transaction costs (Note 12)	-		-
Total other expenses	4,917,521	(2,705,253)	2,212,268
Net loss for the year	(7,583,252)	(2,705,253)	(4,877,999)

Other comprehensive income
Translation adjustment	-		-

Comprehensive loss for the year	$(7,583,252)	$(2,705,253)	$(4,877,999)

Weighted average shares	59,102,369	59,102,369	59,102,369
Basic and diluted loss per share	$(0.13)	$0.05	$(0.08)

Schedule of restated in the Consolidated Statements of Changes in Shareholder’s Equity	Selected line items restated in the Consolidated Statements of Changes in Shareholder’s Equity:
Deficit	As originally filed	Adjustment	As Restated
Deficit-Beginning of period	(77,818,663)		(77,818,663)
loss for the period	(7,583,252)	2,705,253	(4,877,999)
Deficit-end of period	(85,401,915)	2,705,253	(82,696,662)
Share Capital	As originally filed	Adjustment	As Restated
Share capital-Beginning of period	73,312,866		73,312,866
warrants exercised	6,313,824	(2,705,253)	3,608,571
Share capital-end of period	79,626,690	(2,705,253)	76,921,437

Schedule of restated in the Consolidated Statements of Cash Flows	The balance of the warrant liability is as follows:
	November 3, 2021	January 11, 2022	October 12, 2022	January 19, 2023	Total
Balance December 31, 2022	$197,733	$501,330	$2,035,741	$-	$2,734,804
Exercise of warrants	(197,733)	-	(1,717,801)	-	(1,915,534)
Warrants issued	-	-	-	2,875,580	2,875,580
Transfer to equity	-	-	(564,946)	(3,410,100)	(3,975,046)
Change in fair value		127,435	247,006	534,520	908,961
Balance March 31, 2023	$-	$628,765	$-	$-	$628,765
Selected line items restated in the Consolidated Statements of Cash Flows:
	As originally filed	Adjustment	As Restated
Operating activities
Net loss for the year	$(7,583,252)	$2,705,253	$(4,877,999)
Items not affecting cash:
Amortization and depreciation	401,640		401,640
Bad debt expense	-		-
Fair value changes on derivatives	4,883,260	(2,705,253)	2,178,007
Interest expense, net of repayments	-		-
Foreign exchange	11,666		11,666
Transaction costs	-		-
Share based payments	310,828		310,828
Change in non-cash working capital	(1,136,712)		(1,136,712)
Net cash used in operating activities	(3,112,570)	-	(3,112,570)

Investing activities
Intangible asset additions	(817,849)		(817,849)
Equipment additions	(2,498)		(2,498)
Acquisition of ClearRF	-		-
Net cash used in investing activities	(820,347)		(820,347)

Financing activities
Lease payments	(100,702)		(100,702)
Bank loan	-		-
Convertible debt issued, net of repayments	-		-
Proceeds on share issuance, net of share issuance costs	-		-
Transaction costs	(309,000)		(309,000)
Exercise of warrants	3,608,571		3,608,571
Net cash from financing activities	3,198,869	-	3,198,869

Effect of foreign exchange on cash	-		-

Change in cash and restricted cash for the year	(734,048)		(734,048)
Cash and restricted cash, beginning of year	1,913,742		1,913,742
Cash and restricted cash, end of year	$1,179,694	$-	$1,179,694